Stock Option Plan - Summary of Stock Option (Detail)	12 Months Ended
	Jan. 31, 2023 shares $ / shares	Jan. 31, 2022 shares Dividends $ / shares
Disclosure of detailed information about share based payment arrangements [line items]
Number of stock options, outstanding at beginning of year | shares	3,310,040	4,503,122
Number of stock options, granted | shares	589,500	513,300
Number of stock options, forfeited/cancelled | shares	(53,775)	(38,350)
Number of stock options, exercised	(299,102)	(1,668,032)
Number of stock options, outstanding at end of year | shares	3,546,663	3,310,040
Weighted average exercise price, outstanding at beginning of year	$ 48.9
Weighted average exercise price, outstanding at end of year	58.6	$ 48.9
Employee Stock Options [member]
Disclosure of detailed information about share based payment arrangements [line items]
Weighted average exercise price, outstanding at beginning of year	48.9	38.28
Weighted average exercise price, granted	103.15	109.88
Weighted average exercise price, forfeited/cancelled	61.53	50.14
Weighted average exercise price, exercised	38.47	38.96
Weighted average exercise price, outstanding at end of year	$ 58.6	$ 48.9